Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information [Abstract]
Schedule of chief operating decision-maker for the reportable segments
	Year ended December 31, 2022
	Security Convergence	Video IoT	Other segment (Note 1)	Adjustment and write-off (Note 2)	Consolidation
Revenue from external customers	$12,710,421	$9,698,387	$-	$-	$22,408,808
Inter-segment revenue	149,771	826,548	-	(976,319)	-
Total segment revenue	$12,860,192	$10,524,935	$-	$(976,319)	$22,408,808
Segment loss before tax	$(2,848,847)	$(6,750,899)	$(77,507,110)	$-	$(87,106,856)
Segment including :
Depreciation	$2,490,896	$3,447,091	$180	$-	$5,938,167
Amortization	$967,557	$720,061	$-	$-	$1,687,618
Interest income	$(9,861)	$(36,235)	$(189,816)	$-	$(235,912)
Interest expense	$221,215	$336,045	$278,013	$-	$835,273
Tax expense	$81,248	$346,946	$2,174	$-	$430,368
Segment assets	$22,387,916	$30,228,118	$45,236,856	$(32,592,012)	$65,260,878
Segment liabilities	$21,790,810	$26,070,168	$19,088,347	$(30,231,630)	$36,717,695

	Year ended December 31, 2021
	Security Convergence	Video IoT	Other segment (Note 1)	Adjustment and write-off (Note 2)	Consolidation
Revenue from external customers	$12,055,359	$30,187,504	$-	$-	$42,242,863
Inter-segment revenue	253,027	1,327,955	-	(1,580,982)	-
Total segment revenue	$12,308,386	$31,515,459	$-	$(1,580,982)	$42,242,863
Segment loss before tax	$(1,178,204)	$(6,095,996)	$(1,512,539)	$-	$(8,786,739)
Segment including :
Depreciation	$2,146,285	$4,239,714	$-	$-	$6,385,999
Amortization	$743,540	$1,617,469	$-	$-	$2,361,009
Interest income	$(1,827)	$(26,683)	$(9,359)	$-	$(37,869)
Interest expense	$207,329	$336,965	$122,055	$-	$666,349
Tax (benefit) expense	$(22,795)	$(216,817)	$1,167	$-	$(238,445)
Segment assets	$30,187,283	$70,605,865	$69,274,230	$(75,136,675)	$94,930,703
Segment liabilities	$27,663,770	$56,571,772	$14,098,995	$(49,332,937)	$49,001,600

	Year ended December 31, 2020
	Security Convergence	Video IoT	Other segment (Note 1)	Adjustment and write-off (Note 2)	Consolidation
Revenue from external customers	$8,904,431	$36,508,158	$-	$-	$45,412,589
Inter-segment revenue	78,359	1,417,953	-	(1,496,312)	-
Total segment revenue	$8,982,790	$37,926,111	$-	$(1,496,312)	$45,412,589
Segment loss before tax	$(1,460,395)	$(2,421,047)	$(2,114,314)	$-	$(5,995,756)
Segment including :
Depreciation	$1,305,525	$3,793,462	$208,594	$-	$5,307,581
Amortization	$639,493	$2,047,466	$211,016	$-	$2,897,975
Interest income	$(2,993)	$(112,510)	$(43,772)	$-	$(159,275)
Interest expense	$181,485	$279,633	$-	$-	$461,118
Tax expense (benefit)	$5,557	$(73,476)	$(6,984)	$-	$(74,903)
Segment assets	$19,383,305	$95,515,296	$58,301,453	$(80,912,612)	$92,287,442
Segment liabilities	$16,991,493	$80,997,115	$1,905,413	$(61,106,421)	$38,787,600

Note 1:	Other segment is composed of holding companies and oversea subsidiaries which are excluded from reportable segments of Security Convergence or Video IoT.

Note 2:	Adjustment and write-off represents elimination for intercompany transactions for consolidation purpose.

Schedule of geographical information
	Year ended December 31, 2022		Year ended December 31, 2021		Year ended December 31, 2020
		Non-current		Non-current		Non-current
	Revenue	assets	Revenue	assets	Revenue	assets
Asia
-Taiwan	$14,706,318	$16,716,816	$37,433,251	$33,026,486	$34,079,738	$31,948,903
-Hong Kong	7,687,126	704	4,797,685	5,616,651	11,332,851	5,177,431
-Others	10,774	-	8,417	2,010	-	-
Americas	4,590	1,431	3,510	158	-	158
Cayman Islands	-	537,684	-	-	-	-
	$22,408,808	$17,256,635	$42,242,863	$38,645,305	$45,412,589	$37,126,492

Schedule of information of major customers
	Year ended December 31, 2022		Year ended December 31, 2021		Year ended December 31, 2020
Customer	Revenue	Segment	Revenue	Segment	Revenue	Segment
Customer A	$5,388,482	Security Convergence	$-	Not applicable	$-	Not applicable
Customer B	3,691,803	Security Convergence	-	Not applicable	-	Not applicable
Customer C	-	Not applicable	6,592,017	Note 1	11,389,949	Note 1
Customer D	-	Not applicable	3,696,945	Video IoT	5,136,502	Video IoT

Note 1:	The Group sells products from both segments, Video IoT and security convergence.

Note 2:	No customer above mentioned accounted for over 10% of total accounts receivable as of December 31, 2022 and 2021.